Intangible Assets (Tables)	12 Months Ended
May 31, 2012
Intangible Assets, Net

Intangible assets consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	310	315
Courseware	57	49
Student base	3,045	—
License	422	415

	5,590	1,036

Accumulated amortization:
Trademark	(85)	(118)
Courseware	(55)	(49)
Student base	(457)	—
License	(17)	(36)

	(614)	(203)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	225	197
Courseware	2	—
Student base	2,588	—
License	405	379

	4,976	833